OIL AND GAS PROPERTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
Gain on sale of oil and gas property	$ 29,437	$ 44,569